Summary of significant accounting policies (Details 3)	12 Months Ended
Jun. 30, 2021
Buildings And Facilities [Member]
Statement [Line Items]
Useful life of property, plant and equipment	Between 5 and 50 years
Machinery and Equipment [Member]
Statement [Line Items]
Useful life of property, plant and equipment	Between 3 and 24 years
Telecommunications [Member]
Statement [Line Items]
Useful life of property, plant and equipment	Between 4 and 20 years
Other PPE [Member]
Statement [Line Items]
Useful life of property, plant and equipment	Between 3 and 25 years